Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income taxes

18. Income taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the holding companies incorporated in the Cayman Islands are not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

British Virgin Islands

The holding companies incorporated in the British Virgin Islands are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entity to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’ subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000. These companies did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

United States (“US”)

The Company’s subsidiary in the US is subject to profits tax at 21% statutory tax rate with respect to the profit generated from the US. The company did not make any provisions for the US profit tax as there were no assessable profits derived from or earned in the US since inception.

Singapore

The company incorporated in Singapore is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD100,000 (approximately RMB470,000) and 50% of the next SGD100,000 (approximately RMB470,000) taxable income exempted from income tax. The company did not make any provisions for Singapore income tax as there were no assessable profits derived from or earned in Singapore since inception.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, the Company’s PRC subsidiaries are subject to the EIT rate of 25%. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Nanomicro obtained the “high-tech enterprise” tax status in December 2021 and renewed the status in December 2024, which reduced its statutory income tax rate to 15% from December 2021 to December 2027.

The provision for income taxes consists of the following:

	For the six months ended June 30, 2025	For the six months ended June 30, 2026
	(Unaudited)	(Unaudited)
	RMB	RMB
Current income tax expense	—	—
Deferred tax expense	—	—
Income tax expense	—	—

The effective tax rate was 0.00% for the six months ended June 30, 2025 and 2026. A full valuation allowance is recorded against net deferred tax assets. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.